Annual Fund Operating Expenses - First Trust Senior Loan Fund - First Trust Senior Loan Fund	Mar. 01, 2021
Operating Expenses:
Management Fees	0.85%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.86%